Business combination	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Business combination
7. Business combination
Summary of acquisitions during the year ended March 31, 2020 is given below:
During the year ended March 31, 2020, the Company has completed three business combinations (which both individually and in aggregate are not material) for a total consideration (upfront cash payout to acquire control) of
₹
 10,403. These include:

a)	₹ 3,289 towards taking over customer contracts, leased facilities, assets and employees of Vara Infotech Private Limited on September 30, 2019.

b)	₹ 3,283 towards acquisition of International TechneGroup Incorporated, on October 1, 2019, a global digital engineering and manufacturing solutions company.

c)	₹ 3,831 towards acquisition of Rational Interaction, Inc, on February 21, 2020, a digital customer experience management company.
The following table presents the final purchase price allocation:

Description	Purchase price allocated
Net assets	₹	949
Customer related intangibles		4,535
Other intangible assets		371
Deferred tax liabilities on intangible assets		(213)

Total	₹	5,642
Goodwill		4,761

Total purchase price	₹	10,403

Net assets acquired include
₹
 324 of cash and cash equivalents and trade receivables valued at
₹
 809.
The goodwill of
₹
 4,761 comprises value of acquired workforce and expected synergies arising from the business combinations. The goodwill was allocated to IT Services segment and is partially deductible for income tax purposes in India and United States.
Summary of acquisitions during the year ended March 31, 2021 is given below:
During the year ended March 31, 2021, the Company has completed four business combinations (which individually are not material) for a total consideration (upfront cash payout to acquire control and contingent consideration) of
₹
 13,724. These include:

a)	₹ 1,643 towards acquisition of IVIA Serviços de Informática Ltda. (“ IVIA ”) on August 14, 2020, a specialized IT services provider to financial services, retail and manufacturing sectors in Brazil.

b)	₹ 5,268 towards acquisition of 4C NV and its subsidiaries (“ 4C ”) on August 11, 2020, a Salesforce multi-cloud partner in Europe, U.K. and the Middle East

c)
₹
 841 towards acquisition of Encore Theme Technologies Private Limited (“
ETT
’), a Finastra trade finance solutions partner across the Middle East, Africa, India and Asia Pacific on December 15, 2020, and

d)
₹
 5,972 towards acquisition of Eximius Design, LLC and and Eximius Design India Private Limited (“
Eximius
’) on February 25, 2021, a leading engineering services company with expertise in semiconductor, software and systems design.

The following table presents the provisional purchase price allocation:

Description	Purchase price allocated
Net assets	₹	1,324
Customer related intangibles		2,460
Marketing related intangibles		828
Deferred tax liabilities on intangible assets		(432)

Total	₹	4,180
Goodwill		9,544

Total purchase price	₹	13,724

The total consideration for IVIA includes a contingent consideration linked to achievement of revenues and earnings over a period of 3 years ending September 30, 2023, and range of contingent consideration payable is between
₹
 Nil and
₹
 746. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 5.7% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 525 as of the date of acquisition. The fair value of discounted contingent consideration of
₹
 460 is recorded as part of provisional purchase price allocation.
The total consideration for ETT includes a contingent consideration linked to achievement of revenues and earnings over a period of 18 months ending March 31, 2022, and range of contingent consideration payable is between
₹
 Nil and
₹
 305. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 7.4% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 215 as of the date of acquisition. The fair value of discounted contingent consideration of
₹
 196 is recorded as part of provisional purchase price allocation.
The total consideration for Eximius includes a contingent consideration linked to achievement of revenues and earnings over a period of 2 years ending March 31, 2023, and range of contingent consideration payable is between
₹
 Nil and
₹
 1,738. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 2.3% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 1,695 as of the date of acquisition. The fair value of discounted contingent consideration of
₹
 1,637 is recorded as part of provisional purchase price allocation.
Net assets acquired include
₹
 1,000 of cash and cash equivalents and trade receivables valued at
₹
 1,157.
The goodwill of
₹
 9,544 comprises value of acquired workforce and expected synergies arising from the business combinations. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes except for Eximius Design, LLC in the United States.
The transaction costs of
₹
 1
7
5 related to the above acquisitions have been included in general and administrative expenses in the consolidated statement of income.
The
pro-forma
effects of these business combinations on the Company’s results were not material.
Acquisition consummated after March 31, 2021
On March 4, 2021, the Company entered into a definitive agreement to acquire 100% equity interest in Capco, a global management and technology consultancy providing digital, consulting and technology services to financial institutions in the Americas, Europe and Asia Pacific, and its subsidiaries, for a total cash consideration of
₹
 108,760. The acquisition was consummated on April 29, 2021. The following table presents the provisional purchase price allocation:

Description	Purchase price allocated
Net assets	₹	4,398
Customer related intangibles		24,2 84
Marketing related intangibles		8,048
Deferred tax liabilities on intangible assets		(9,376)

Total	₹	27,354
Goodwill		81,406

Total purchase price	₹	108,760

The goodwill of
₹
 81,406 comprises value of acquired workforce and expected synergies arising from the business combinations. This acquisition will make the Company one of the largest end-to-end
global consulting, technology and transformation service providers to the banking and financial services industry. By combining our capabilities in strategic design, digital transformation, cloud, cybersecurity, IT and operations services with Capco’s domain and consulting strength, clients will gain access to a partner who can deliver integrated, bespoke solutions to help fuel growth and achieve their transformation objectives.
Goodwill is allocated to IT Services segment and is not deductible for income tax purposes.